Summary of Significant Accounting Policies (Details) ¥ in Thousands, $ in Thousands	6 Months Ended			12 Months Ended
	Jun. 30, 2026 CNY (¥) segment item ¥ / $	Jun. 30, 2026 USD ($) segment	Jun. 30, 2025 item	Dec. 31, 2025 CNY (¥)	Jun. 30, 2026 USD ($) item ¥ / $	Dec. 31, 2025 USD ($)
Summary Of significant accounting policies
Foreign currency exchange rate | ¥ / $	6.7851				6.7851
Aggregate cost of digital assets	¥ 571				$ 84
Revenue Recognized	65,647	$ 9,675		¥ 49,178
Unsatisfied performance obligation	¥ 78,993			83,544	11,642
Depreciation of the US$ against RMB (in percentage)	2.97%	2.97%
Number of operating segment	1	1
Number of reportable segment	1	1
Private equity fund	¥ 5,000			5,000	737
Short-term Investments.	10,062			5,090	1,483
Geographic Concentration Risk | Cash, Geographic Area | CHINA
Summary Of significant accounting policies
Aggregate amount of cash and cash equivalents, and restricted cash	124,938			¥ 134,120	18,415
Geographic Concentration Risk | Cash, Geographic Area | Outside China
Summary Of significant accounting policies
Aggregate amount of cash and cash equivalents, and restricted cash	¥ 41,826				$ 6,164	$ 5,621
Supplier Concentration Risk | Number of Suppliers | Three Suppliers
Summary Of significant accounting policies
Concentration risk, percentage	37.90%	37.90%	51.60%
Number of suppliers | item	3		3		3
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2026-07-01
Summary Of significant accounting policies
Remaining performance obligations as revenues (in years)	2 years				2 years